INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Summary of Income (Loss) before Income Tax
Income (loss)
before
income tax consisted of:

	Year Ended December 31,
	2025	2024	2023
Macau operations	$641,064	$438,047	$11,021
Hong Kong operations	(514,544)	(499,077)	(474,862)
Philippine operations	51,031	72,211	86,910
Cyprus operations	8,379	(7,295)	(29,171)
Other jurisdictions operations	(37,645)	(10,235)	4,194

Income (loss) before income tax	$148,285	$(6,349)	$(401,908)

Summary of Income Tax Expense
The income tax expense consisted of:

	Year Ended December 31,
	2025	2024	2023
Income tax expense - current:
Macau Complementary Tax	$7,665	$7,773	$—
Payments in lieu of Macau Complementary Tax on dividends	7,843	7,021	5,650
Hong Kong Profits Tax	190	185	11,613
Philippine Corporate Income Tax	28	—	4
Philippine withholding tax on dividends	5,934	5,515	2,566
Income tax in other jurisdictions	(10)	31	66

Sub-total	21,650	20,525	19,899

(Over) under provision of income taxes in prior years:
Macau Complementary Tax	(6,383)	46	(511)
Payments in lieu of Macau Complementary Tax on dividends	(7)	(14)	(1,327)
Hong Kong Profits Tax	(10,394)	(1,035)	(450)
Philippine Corporate Income Tax	—	479	(157)
Income tax in other jurisdictions	(14)	(227)	50

Sub-total	(16,798)	(751)	(2,395)

Income tax (benefit) expense - deferred:
Macau Complementary Tax	(796)	(337)	(7,931)
Hong Kong Profits Tax	134	640	(154)
Philippine Corporate Income Tax	(1,221)	959	3,366
Cyprus Corporate Income Tax	(140)	575	589
Income tax in other jurisdictions	—	(1)	48

Sub-total	(2,023)	1,836	(4,082)

Total income tax expense	$2,829	$21,610	$13,422

Schedule of Reconciliation of Income Tax Expense from Income (Loss) Before Income Tax
A reconciliation of the Macau Complementary Tax rate and the Company’s effective tax rate for the year ended December 31, 2025 under the new accounting standard is as follows:

	Year Ended December 31, 2025
	Amount	Percent
Macau Complementary Tax rate	$17,794	12.0%
Other jurisdictions tax effects
Hong Kong
Tax rate differential	(13,726)	(9.3)%
Changes in valuation allowances	2,908	2.0%
Interest income	(37,986)	(25.6)%
Interest expense	73,859	49.8%
Net foreign currency exchange difference	7,338	4.9%
Depreciation and amortization	1,885	1.3%
Share-based compensation	1,717	1.2%
Other	264	0.2%
The Philippines
Tax rate differential	6,195	4.2%
Withholding tax on dividends	5,934	4.0%
Profits generated by gaming operations exempted	(24,550)	(16.6)%
Changes in valuation allowances	9,693	6.5%
Other	1,750	1.2%
Cyprus
Tax rate differential	(301)	(0.2)%
Enacted change in tax rate	(7,631)	(5.1)%
Changes in valuation allowances	17,432	11.7%
Tax incentive	(2,400)	(1.6)%
Other	(16)	(0.0)%
Sri Lanka
Tax rate differential	(15,328)	(10.3)%
Enacted change in tax rate	(689)	(0.5)%
Changes in valuation allowances	22,331	15.0%
Other	(622)	(0.4)%
Other jurisdictions	507	0.3%
Payments in lieu of Macau Complementary Tax on dividends	7,843	5.3%
Profits generated by gaming operations exempted	(84,652)	(57.1)%
Changes in valuation allowances	18,207	12.3%
Nontaxable or nondeductible items
Impairment of goodwill	6,951	4.7%
Share-based compensation	1,324	0.9%
Depreciation and amortization	1,382	0.9%
Other	1,746	1.2%
Changes in unrecognized tax benefits	(16,277)	(11.0)%
Other adjustments	(53)	(0.0)%

Effective tax rate	$2,829	1.9%

Note:	Intercompany transactions which are considered as nondeductible expense in one jurisdiction and nontaxable income in another jurisdiction were eliminated in the tax rate reconciliation.

A reconciliation of the income tax expense from loss before income tax per the accompanying consolidated statements of operations for the years ended December 31, 2024 and 2023 is as follows
:

	Year Ended December 31,
	2024	2023
Loss before income tax	$(6,349)	$(401,908)
Macau Complementary Tax rate	12%	12%
Income tax benefit at Macau Complementary Tax rate	(762)	(48,229)
Payments in lieu of Macau Complementary Tax on dividends	7,021	5,650
Effect of different tax rates of subsidiaries operating in other jurisdictions	(14,719)	(13,422)
Over provision in prior years	(751)	(2,395)
Effect of income for which no income tax expense is payable	(29,371)	(14,178)
Effect of expenses for which no income tax benefit is receivable	95,116	80,455
Effect of profits generated by gaming operations exempted	(92,598)	(75,403)
Changes in valuation allowances	24,123	27,004
Expired tax losses	33,551	53,940

Income tax expense	$21,610	$13,422

Schedule of Net Deferred Tax Liabilities
The net deferred tax liabilities as of December 31, 2025 and 2024 consisted of the following:

	December 31,
	2025	2024
Deferred tax assets:
Net operating losses carried forward	$191,685	$216,542
Depreciation and amortization	247,982	247,041
Lease liabilities	42,373	39,101
Other	38,063	19,300

Sub-total	520,103	521,984
Valuation allowances	(472,493)	(477,834)

Total deferred tax assets	47,610	44,150

Deferred tax liabilities:
Right-of-use assets	(20,988)	(20,366)
Land use rights	(34,274)	(35,546)
Intangible assets	(11,220)	(8,800)
Unrealized capital allowances	(3,637)	(3,446)
Other	(12,081)	(12,700)

Total deferred tax liabilities	(82,200)	(80,858)

Deferred tax liabilities, net	$(34,590)	$(36,708)

Schedule of Unrecognized tax benefits
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is presented as follows:

	Year Ended December 31,
	2025	2024	2023
At beginning of year	$33,449	$27,332	$22,940
Additions based on tax positions related to current year	4,693	8,056	756
(Reductions) additions based on tax positions related to prior year	(9,940)	50	4,984
Reductions due to expiry of the statute of limitations	(6,337)	(1,989)	(1,348)

At end of year	$21,865	$33,449	$27,332

Schedule of Income Tax Paid By Individual Jurisdiction	The components of income taxes paid, net of refunds, are as follows:

Year Ended December 31,
2025
Macau	$7,270
The Philippines	6,199
Other	277

Total income taxes paid, net	$13,746